SCHEDULE OF NUMBER OF OPTIONS AND WEIGHTED AVERAGE EXERCISE PRICES (Details) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of Option, Beginning balance	21,943	21,746
Weighted Average Exercise Price, Outstanding at beginning of year	$ 0.92	$ 0.87
Number of Options, Granted	75	1,675
Weighted Average Exercise Price, Granted	$ 4.87	$ 1.28
Number of Options, Forfeited/ Expired	(74)	(312)
Weighted Average Exercise Price, Forfeited/ Expired	$ 1.43	$ 1.41
Number of Options, Exercised	(6,282)	(1,166)
Weighted Average Exercise Price, Exercised	$ 0.59	$ 0.36
Number of Option, Beginning balance	15,662	21,943
Weighted Average Exercise Price, Outstanding at end of period	$ 1.06	$ 0.92
Number of Options, Exercisable at end of period	11,820	15,566
Weighted Average Exercise Price, Exercisable at end of period	$ 0.91	$ 0.72